Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
47.	Subsequent Events:

a)	On January 17, 2025, Banco de Chile reported that the Financial Market Commission informed the Bank that it resolved to maintain as a capital requirement for Pillar II risk, the charge already constituted corresponding to 0.13% of the risk-weighted assets net of required provisions, in accordance with article 66 quinquies of the General Banking Law.

b)	On January 23, 2025, the subsidiary Banchile Corredores de Bolsa reported that the Board of Directors agreed to appoint Mr. José Antonio Díaz Orellana as General Manager of Banchile Corredores de Bolsa S.A., who until that date served as Interim General Manager.

c)	On February 11, 2025, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders’ Meeting for March 27, 2025, in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2024:

a)	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2023 and November 2024, amounting to Ch$212,012,307,434 which will be added to retained earnings from previous periods.

b)	Distribute in the form of dividend the remaining profit, corresponding to a dividend of Ch$9.85357420889 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 82.4% of the profits for the year ended December 31, 2024.

d)	During the period 2025 Banco de Chile has reported as essential fact the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate

March 17, 2025	11/2022	FC	600,000	UF	01/01/2030	2.97%
March 20, 2025	11/2022	FC	300,000	UF	01/01/2030	2.97%
March 21, 2025	11/2022	FC	1,050,000	UF	01/01/2030	2.97%
April 1, 2025	11/2022	FC	800,000	UF	01/01/2030	2.96%
April 3, 2025	11/2022	FO	900,000	UF	01/01/2032	2.92%
April, 15, 2025	11/2022	FH	850,000	UF	12/01/2030	2.84%
April, 17, 2025	11/2022	GG	1,000,000	UF	05/01/2035	3.03%
April, 17, 2025	20240002	HD	2,000,000	UF	10/01/2034	3.03%

e)	On April 10, 2025, at a meeting of the Board of Directors of Banco de Chile, it was agreed, subject to prior authorization from the Financial Market Commission, to absorb the subsidiary company Socofin S.A., by purchasing the shares issued by it whose owner is Banchile Asesoría Financiera S.A. and, in this way, dissolve Socofin S.A. in accordance with the provisions of section 2 of article 103 of Law 18,046. Likewise, once the dissolution of the aforementioned company occurs, the Bank will have the character of a legal successor of the entity.

These Consolidated Financial Statements of Banco de Chile for the year ended December 31, 2024 were approved by the Directors on April 24, 2025.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2024 and the date of issuance of these Consolidated Financial Statements.